Organization and Summary of Significant Accounting Policies - Variable Interest Entities (Detail) $ in Thousands, pure in Millions, Store in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 29, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($) Store	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Total sales	$ 645,289	$ 575,058	$ 1,251,560	$ 1,125,616	$ 2,287,660	$ 2,075,465	$ 1,831,531
Maximum exposure to the independent operators	$ 33,100		$ 33,100		$ 27,800	$ 21,000
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Number of stores operated by independent operators	324	292	324	292	308	283
Termination period			75 days			75 days
Total sales	$ 629,700	$ 557,100	$ 1,219,000	$ 1,089,800	$ 2,214,700	$ 1,993,700	1,741,700
Independent operator commissions	95,800	$ 85,400	187,000	$ 168,100	340,000	306,600	$ 268,600
Independent operator commissions included in accrued expenses	$ 1,800		$ 1,800		$ 3,900	$ 3,600